Share Capital and Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

(a) Share capital as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(Share, in Won)
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2017, total shares of ADRs of 36,840,292 outstanding in overseas stock market are equivalent to 9,210,073 of common stock.

(*2)	As of December 31, 2017, the difference between the ending balance of common stock and the par value of issued common stock is ￦46,469 million due to retirement of 9,293,790 treasury stocks.

Changes in Issued Common Stock

(b) The changes in issued common stock for the years ended December 31, 2016 and 2017 were as follows:

	2016			2017
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
	(share)
Beginning	87,186,835	(7,191,187)	79,995,648	87,186,835	(7,189,170)	79,997,665
Disposal of treasury shares	—	2,017	2,017	—	1,939	1,939
Ending	87,186,835	(7,189,170)	79,997,665	87,186,835	(7,187,231)	79,999,604

Summary of Capital Surplus

(c) Capital surplus as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		783,788	783,914
Other capital deficit		159,634	174,282

	￦	1,407,247	1,422,021

Summary of Redeemable Convertible Preferred Shares

(d) During the year ended December 31, 2017, POSCO ENERGY CO., LTD., a subsidiary of the Company, issued redeemable convertible preferred shares which are classified as non-controlling interests in the consolidated financial statements. The details of redeemable convertible preferred shares as of December 31, 2017 are as follows:

Redeemable Convertible Preferred Shares
(Share, in Won)
Issue date	February 25, 2017

Number of shares issued	8,643,193 shares

Price per share	￦28,346

Voting rights	No voting rights for 3 years from issue date

Dividend rights	Comparative, Non-participating · Minimum dividend rate for 1~3 years: 3.98% · Minimum dividend rate after 4 years: Comparative rate + Issuance spread + 2%
Details about Redemption	Issuer can demand redemption of all or part of redeemable convertible preferred shares every year after the issue date, for a period of 10 years from the issue date.

Details about Conversion	Stockholders of redeemable convertible preferred shares can convert them to common shares from 3 years after the issue date to the end of the redemption period (10 years). Conversion price is equal to issue price, which could be adjusted according to anti-dilution clause.